Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Summary of Significant Accounting Policies
2. Summary of Significant Accounting Policies
Basis of Presentation and Consolidation
The accompanying consolidated financial statements of the Company have been prepared on the accrual basis using principles generally accepted in the United States of America (“U.S. GAAP”) and pursuant to the rules and regulations of the SEC. These consolidated financial statements include the accounts of Kodiak Gas Services, Inc. and its wholly owned subsidiaries. All significant intercompany transactions and balances have been eliminated upon consolidation.
Segment Information
The Company operates in two business segments. Operating segments are defined as components of an enterprise about which separate financial information is evaluated regularly by the chief operating decision maker, who is the Company’s chief executive officer (“CEO”), in deciding how to allocate resources and assessing performance. The Company has identified the operating segments as Compression Operations and Other Services. The Company’s chief operating decision maker allocates resources and assesses performance of the two operating segments based upon discrete financial information at the operating segment level.
The Company manages its business through two operating segments: Compression Operations and Other Services. Compression Operations consists of operating Company-owned and customer-owned compression infrastructure for its customers, pursuant to fixed-revenue contracts to enable the production, gathering and transportation of natural gas and oil. Other Services consists of a full range of contract services to support the needs of our customers including station construction, maintenance and overhaul, and other ancillary time and material-based offerings. See Note 16 (“Segments”) to our Consolidated Financial Statements.
Use of Estimates
The preparation of consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates and assumptions used in preparing the accompanying consolidated financial statements. Significant estimates and assumptions that impact these consolidated financial statements relate to, among other things, allowance for doubtful accounts, estimates of net realizable value on excess obsolete inventory, capitalized installation costs and commissioning costs, fair value of derivative instruments, estimates of cost to complete on revenue contracts with customers, and useful lives of property, plant and equipment.
Cash and Cash Equivalents
The Company considers all highly liquid investments with original maturities of three months or less to be cash equivalents.
Revenue Recognition
The Company recognizes revenue when obligations under the terms of a contract with customer are satisfied. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products or providing services to our customers. See Note 3 (“Revenue Recognition”) for more detailed information about revenue recognition for the years ended December 31, 2022 and 2021.
Accounts Receivable and Allowance for Doubtful Accounts
Accounts receivables are recorded at their outstanding balances, net of any allowances for doubtful accounts, if determined necessary. In determining the allowance for doubtful accounts, the Company considers the length of time receivable balances have been outstanding, current economic conditions, and customer-specific information. Accounts deemed uncollectible are applied against the allowance for doubtful accounts. Recoveries of accounts receivable previously written off are recorded when received. There was $0.9 million and $1.0 million in allowance for doubtful accounts at December 31, 2022 and 2021, respectively.
Inventories
Inventories consist of
non-serialized
spare parts, fluids and other supplies consumed in the performance of revenue-generating services and parts and supplies inventory for the repair and maintenance of the Company’s equipment fleet. Serialized parts consist of components inventory to support the Company’s equipment fleet. Inventories are measured at the lower of cost or net realizable value. Cost is determined using weighted-average cost. The Company recognizes decreases in inventory values for certain items through reductions of carrying values to lower of cost or net realizable value on an as needed basis. Periodically, obsolescence reviews are performed on slow-moving inventories and reserves are established based on estimated shrinkage between physical inventory counts, changes in customer demand, technological developments, or other economic factors. These reserves are included within non-serialized
parts.
Inventories consist of the following (
in thousands
):

	As of December 31,
	2022	2021
Non-serialized parts	$61,082	$44,308
Serialized parts	11,073	4,045

Total inventories	$72,155	$48,353

Property, Plant and Equipment, Net
Property, plant and equipment acquired in connection with business combinations are recorded at fair value as of the date of acquisition. All other additions of property, plant and equipment, which primarily consist of compression equipment, are recorded at cost. The Company depreciates the cost of property, plant and equipment using the straight-line method over the estimated useful lives. When assets are retired or otherwise disposed of, the cost and related accumulated depreciation are removed from the accounts, and any resulting gain or loss are reflected in the accompanying consolidated statements of operations for the period. The cost of additions and improvements that extend the useful lives of property, plant and equipment beyond its original life are capitalized. Routine maintenance and repair items are charged to current operations.
The Company uses estimates to capitalize installation costs associated with the transport, installation, and commissioning of each compressor unit. Costs associated with these estimates include all direct costs required to get the unit in service for its intended use such as labor, parts, materials, and any other services that are unique in nature to each individual compressor unit. Capitalized installation costs are depreciated over the life of the agreement with the customer.
Impairment of Long-Lived Assets
Long-lived assets, including property, plant, and equipment, and other finite-lived identifiable intangible assets, are reviewed for impairment whenever events or changes in circumstances, including the removal of compressors from active fleet, indicate that the carrying amount of an asset may not be recoverable. Such events and changes may include significant changes in performance relative to expected operating results, significant changes in asset use, significant negative industry or economic trends, and changes in the Company’s business strategy, among others. Recoverability of assets to be held and used is measured by a comparison of the carrying amount of the assets to estimated future undiscounted net cash flows expected to be generated by the asset. Impairment losses are recognized in the period in which the impairment occurs and represent the excess of the asset carrying value over its estimated future discounted net cash flows. No impairment was recorded for the year ended December 31, 2022. In December 2021, certain compression equipment was identified as not being part of the Company’s ongoing operations. As such, a recoverability assessment was performed, and fair value was assessed using a combination of a market and cost approach. Based on the assessed fair value an impairment expense of $9.1 million was recorded for the year end December 31, 2021. For the year ended December 31, 2022, no triggering event for any long-lived assets was identified.
Leases
As a result of the Company’s adoption of ASC 842 Leases on January 1, 2022, the Company recorded an operating lease right-of-use
(“ROU”) asset and an operating lease liability on the consolidated balance sheet. Under previous guidance, operating leases were not recorded to the balance sheet. The Company determines if an arrangement is a lease at inception. Operating leases are included in lease right-of-use
assets, and operating lease liabilities in the Company’s consolidated balance sheets.
ROU lease assets represent the Company’s right to use an underlying asset for the lease term and lease liabilities represent the Company’s obligation to make lease payments arising from the lease. ROU lease assets and liabilities are recognized at the commencement date based on the present value of lease payments over the lease term. As most of the Company’s leases do not provide an implicit rate, the Company uses the incremental borrowing rate based on the information available on the commencement date in determining the present value of lease payments. ROU lease assets also include any lease payments made and exclude lease incentives. The Company’s lease terms may include options to extend or terminate the lease when it is reasonably certain that the

Company will exercise that option. Lease expense for lease payments is recognized on a straight-line basis over the lease term. Variable costs such as the Company’s proportionate share of actual costs for utilities, common area maintenance, property taxes and insurance are not included in the lease liability and are recognized in the period in which they are incurred.
For short-term leases (leases that have terms of twelve months or less upon commencement), lease payments are recognized on a straight-line basis and no ROU assets are recorded. For certain equipment leases, such as office equipment, we have elected to account for the lease and non-lease
components as a single lease component. The Company has elected to apply the bright line thresholds as established under ASC 840 in determining the classification of leases under ASC 842 as an accounting policy election.
As it relates to the Company’s compression operations service agreements, in which the Company is a lessor, the services nonlease component is predominant over the compression package lease component and therefore recognition of these agreements will continue to follow the ASC 606 Revenue guidance. Under previous guidance, no separation of lease and nonlease component is required, for either lessee or lessor.
Identifiable Intangible Assets, Net
Identifiable intangible assets acquired in connection with business combinations are recorded at fair value as of the date of acquisition. Other intangible assets are recorded at cost. The cost of identifiable intangible assets with finite lives are amortized using the straight-line method over their estimated useful lives, which is the period over which the assets are expected to contribute directly or indirectly to future cash flows. The Company’s identifiable intangible assets consist of trade name and customer relationships.
Goodwill
Goodwill represents the excess of acquisition consideration paid over the fair value of net assets and liabilities acquired. Goodwill is not amortized, but rather is reviewed for impairment on an annual basis (or more frequently if impairment indicators exist). The Company tests goodwill at the reporting unit level, which is the level for which there are distinct cash flows, products, capabilities and available financial information by first performing a qualitative assessment to determine if it is more likely than not that the carrying value of the entity exceeds its fair value. As of December 31, 2022 and 2021, the Company has two reporting units, however the entire goodwill balance was allocated to the Company’s Compression Operations reporting unit.
The Company conducts an annual impairment test during the fourth quarter or more frequently if there are indicators that goodwill may be impaired. The Company first performs a qualitative assessment, and if based on this assessment, it may be more likely than not that goodwill may be impaired then the Company must determine the fair value of the reporting unit and compare it to the reporting unit’s carrying value. Factors utilized in the qualitative assessment include macroeconomic conditions, industry and market considerations, cost factors, overall financial performance and Company specific events. Fair value of the reporting unit is determined based on the present value of estimated cash flows using available information regarding expected cash flows of each reporting unit, discount rates and the expected long-term cash flow growth rates. If the fair value of the reporting unit exceeds the carrying value, goodwill is not impaired, and no further testing is performed. The Company records impairment when the carrying value exceeds the fair value and to the extent there is remaining goodwill in the reporting unit under a one-step
model.
The Company performed a qualitative test and noted that there were no events or circumstances occurring that indicated that the fair value of the Compression Operations reporting unit may be below its carrying amount. No goodwill impairment was recorded for the years ended December 31, 2022 and 2021.

Application of the goodwill impairment test requires judgments, including a qualitative assessment to determine whether there are any impairment indicators, and determining the fair value of the reporting unit if an impairment indicator is present. A number of significant assumptions and estimates are involved in the application of the income approach to forecast future cash flows, including revenue and operating income growth rates, discount rates and other factors. While we believe that our estimates of current value are reasonable, if actual results differ from the estimates and judgments used including such items as future cash flows and the volatility inherent in markets which we serve, impairment charges against the carrying value of those assets could be required in the future.
Earnings Per Share
Basic net income per share is computed by dividing net income attributable to common shareholders by the weighted-average number of common stock outstanding. Diluted net income per share is computed by dividing net income attributable to common stockholders by the Basic Weighted-Average Shares Outstanding plus all potential dilutive common shares outstanding during the period. However, the Company does not have any dilutive common shares outstanding during the years ended December 31, 2022 and 2021, respectively.
Deferred Financing Costs
Financing costs incurred related to debt issuance are deferred and amortized over the term of the related debt using a method that approximates the effective interest rate method. Unamortized debt issuance costs are recorded as a direct deduction from the carrying amount of the related loans on the consolidated balance sheets. Costs incurred in connection with revolving credit facilities are capitalized and amortized over the term of the loan.
There were unamortized debt issuance costs of $34.2 million and $20.1 million at December 31, 2022 and 2021, respectively, which are being amortized over the terms of the ABL Facility and Term Loan. Amortization expense related to these costs of $13.7 million and $6.9 million for the years ended December 31, 2022 and 2021, respectively, are included in interest expense in the accompanying consolidated statements of operations.
Derivative Instruments
In accordance with ASC Topic 815,
Derivatives and Hedging
(“ASC Topic 815”), the Company recognizes derivative instruments on the consolidated balance sheets at fair value, with classification as current or non-current
based upon the maturity of the derivative instrument. The accounting for changes in the fair value of derivatives depends on the intended use of the derivative and whether the Company has elected to designate the derivative as being in a hedging relationship. Currently, the Company’s interest rate swaps and interest rate collars are intended to economically hedge certain risks (“economic hedges”). The Company has elected not to apply hedge accounting to these instruments under ASC Topic 815; accordingly, all gains and losses on derivative instruments have been recognized in the accompanying consolidated statements of operations as gain (loss) on derivatives.
Income Taxes
The Company accounts for income taxes under the asset and liability method, which requires the recognition of deferred tax assets and deferred tax liabilities for the expected future tax consequences of events that have been included in the financial statements. Under this method, the Company determines deferred tax assets and deferred tax liabilities on the basis of the differences between the financial statement and tax bases of assets and liabilities by using enacted tax rates in effect for the year in which the differences are expected to reverse. The effect of a change in tax rates on deferred tax assets and deferred tax liabilities is recognized in income in the period that includes the enactment date. Management is not aware of any changes in tax laws or rates that would have a material impact on our financial position, results of operations or cash flows.
The Company recognizes deferred tax assets to the extent that it believes that these assets are more likely than not to be realized. In making such a determination, the Company considers all available positive and negative evidence, including future reversals of existing taxable temporary differences, projected future taxable income, tax-planning
strategies, carryback potential if permitted under the tax law, and results of recent operations. If the Company determines that it would be able to realize its deferred tax assets in the future, in excess of their net recorded amount, the Company would make an adjustment to the valuation allowance against deferred tax assets, which would reduce the provision for income taxes.
The Company applies a
“more-likely-than-not”
recognition threshold for all tax uncertainties. This approach only allows the recognition of those tax benefits that have a greater than 50% percent likelihood of being sustained upon examination by the taxing authorities. As a result of implementing this approach, the Company has reviewed its tax positions and determined there were no outstanding or retroactive tax positions with less than a 50% likelihood of being sustained upon examination by the taxing authorities. The Company believes that there are no tax positions taken or expected to be taken that would significantly increase or decrease unrecognized tax benefits within the next twelve months. The Company will recognize interest and penalties related to uncertain tax positions in income tax expense. None of the Company’s federal or state tax income tax returns are currently under examination by the Internal Revenue Service (“IRS”) or state authorities. However, fiscal years 2018 and later remain subject to examination by the IRS and respective states in the U.S.
On March 27, 2020, former President Trump signed into law the “Coronavirus Aid, Relief, and Economic Security (“CARES Act”). The CARES Act, among other things, includes provisions relating to refundable payroll tax credits, deferment of employer side social security payments, net operating loss carryback periods, alternative minimum tax credit refunds, modifications to the net interest deduction limitations, increased limitations on qualified charitable contributions, and technical corrections to tax depreciation methods for qualified improvement property. It also appropriated funds for the Small Business Administration (“SBA”) Paycheck Protection Program loans that are forgivable in certain situations to promote continued employment, as well as Economic Injury Disaster Loans to provide liquidity to small businesses harmed by
COVID-19.
The Company examined the impact that the CARES Act may have on its business. The Company qualified for and put into practice deferment of the employer payable side of social security payments under the SBA Paycheck Protection Program totaling $1.7 million classified in accrued liabilities as of December 31, 2021. During 2022, the Company paid the outstanding amount of social security payments, presented on the consolidated balance sheets as accrued liabilities. The Company is unable to determine the impact future relief legislation will have on its financial condition, results of operation, or liquidity.
On August 16, 2022, the Inflation Reduction Act of 2022 (“IRA”) was enacted into law. The IRA contains significant tax law changes, including a corporate alternative minimum tax (“CAMT”) of 15% on adjusted financial statement income for applicable corporations, and a 1% excise tax on stock repurchases after December 31, 2022. The IRA also extends certain federal tax credits and creates new tax credits to promote sustainability initiatives. The Company examined the IRA and determined that it did not have a material impact on the consolidated financial statements. The Company will continue to monitor this legislation as additional guidance is issued by the U.S. Treasury Department.

Fair Value Measurements
The Company uses any of three valuation approaches to measure fair value: the market approach, the income approach, and the cost approach in determining the appropriate valuation methodologies based on the nature of the asset or liability being measured and the reliability of the inputs used in arriving at fair value.
The Company’s financial instruments consist primarily of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities, derivative instruments and long-term debt. The carrying amounts of cash and cash equivalents, accounts receivable, accrued liabilities, and accounts payable are representative of their respective fair values due to the short-term maturity of these instruments. The fair value of variable rate long- term debt is based upon the current market rates for debt with similar credit risk and maturity which approximates fair value. The Company records derivative instruments at fair value using level 2 inputs of the fair value hierarchy. The interest rate swaps and interest rate collar are valued using a discounted cash flow analysis on the expected cash flows of each derivative using observable inputs including interest rate curves and credit spreads. See Note 8 (“Derivative Instruments”) for more details.
Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. These fair value measurements incorporate nonperformance risk (i.e., the risk that an obligation will not be fulfilled) and credit risk.
The Company follows the provisions of ASC 820,
Fair Value Measurements
(“ASC 820”) for
non-financial
assets and liabilities measured on a
non-recurring
basis such as on a potential impairment loss related to goodwill and long-lived assets and assets and liabilities acquired in a business combination.
The inputs used in applying valuation techniques include assumptions that market participants would use in pricing the asset or liability (i.e., assumptions about risk). Inputs may be observable or unobservable. The Company uses observable inputs in the Company’s valuation techniques and classifies those inputs in accordance with the fair value hierarchy established by applicable accounting guidance, which prioritizes those inputs. The fair value hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurement) and the lowest priority to unobservable inputs (Level 3 measurement).
The three levels of the valuation hierarchy are defined as follows:

•	Level 1 – Observable inputs such as quoted prices in active markets at the measurement date for identical, unrestricted assets or liabilities.

•
Level 2 – Other inputs that are observable directly or indirectly such as quoted prices in markets that are not active, or inputs which are observable, either directly or indirectly, for substantially the full term of the asset or liability.

•	Level 3 – Unobservable inputs for which there is little or no market data and which the Company makes its own assumptions about how market participants would price the assets and liabilities.
A financial instrument’s categorization within the valuation hierarchy is based upon the lowest level of input that is significant to the fair value measurement. The Company’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to the asset or liability.
The fair value of debt and contingent consideration are considered Level 3 measurements. These fair value measurements are based on unobservable inputs. Debt includes the Asset Based Lending (ABL) facility and the Term Loan. The fair value estimate reflects the contractual terms of the purchase agreement (e.g., potential payment amounts, length of measurement periods, manner of calculating any amounts due) and utilizes assumptions with regard to future cash flows, probabilities of achieving such future cash flows and a discount rate. Depending on the contractual terms of the purchase agreement, the probability of achieving future cash flows of earnings generally represents the only significant unobservable input. The contingent consideration liability is measured at fair value each reporting period and changes in estimates of fair value are recognized in earnings. See fair value tables below (in thousands):

	As of December 31, 2022
	Level 1	Level 2	Level 3	Total
Debt . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$2,720,019	$2,720,019
Contingent Consideration . . . . . . . . . . . . . . . .	—	—	3,700	3,700

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$2,723,719	$2,723,719

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
Debt . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$1,845,122	$1,845,122
Contingent Consideration . . . . . . . . . . . . . . . .	—	—	3,700	3,700

Total . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . . .	$—	$—	$1,848,822	$1,848,822

Concentrations of Credit Risk
The Company’s assets that are potentially subject to concentrations of credit risk are cash and cash equivalents and trade accounts receivable. Cash balances are maintained in financial institutions which at times exceed federally insured limits. The Company monitors the financial condition of the financial institutions in which accounts are maintained and has not experienced any losses in such accounts. The accounts receivable of the Company are spread over a number of customers, a majority of which are operators and suppliers to the natural gas and oil industries.
Major customers are defined as those individually comprising more than 10% of our revenues. For the year ended December 31, 2022, one customer comprised 13.0% of total revenues and all of these revenues were related to the Compression Operations segment. For the year ended December 31, 2021, two customers comprised 12.0% of total revenues each, and all of these revenues were related to the Compression Operations segment.
Recently Adopted Accounting Pronouncements
In February 2016, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”)
No. 2016-02,
Leases (Topic 842)(“ASC 842 Leases”), which requires entities to recognize lease assets and liabilities on the balance sheet and disclose key information about leasing arrangements. ASC 842 Leases was subsequently amended by ASU
2018-11,
Codification Improvements to Topic 842, Leases
, which provides entities with an additional (and optional) transition method to adopt the new leases standard (the “Comparatives Under 840 Option”).
The Company adopted these lease accounting standards effective January 1, 2022, using the modified retrospective transition method and elected the Comparatives Under 840 Option in which prior comparative information has not been recast and continues to be reported under the accounting standards in effect for those periods. Upon adoption, the Company elected the package of practical expedients to not reassess whether existing contracts contained a lease, the lease classification of existing leases and initial direct cost for existing leases. In addition to the package of practical expedients, the Company elected not to capitalize amounts pertaining to leases with terms less than twelve months, to use the portfolio approach to determine discount rates, and not to separate non-lease
components from lease components. Adoption of ASC 842 Leases resulted in recognition of an operating right-of-use
(“ROU”) lease asset of $11.4 million with a corresponding lease liability on the Company’s consolidated balance sheet at January 1, 2022. The Company did not recognize any finance lease ROU assets or liabilities upon adoption of ASC 842 Leases. There was no impact to the Company’s consolidated statements of operations, stockholders’ equity or cash flows upon adoption.
ASC 842 Leases also provides a practical expedient, elected by class of underlying asset, to not separate lease and nonlease components and instead account for those components as a single component if certain conditions are met. ASC 842 Leases also provides clarification for lessors on whether ASC 842 Leases or ASC Topic 606 Revenue from Contracts with Customers (“ASC 606 Revenue”) is applicable to the combined component based on determination of the predominant component. The Company concluded that for the Company’s contract compression services, in which the Company is a lessor, the services non-lease
component is predominant over the natural gas compression unit lease component and therefore ongoing recognition of these agreements will continue to follow the ASC 606 Revenue guidance. The Company also elected, as a lessee, not to separate lease and nonlease components as it relates to the Company’s facility leases.
Recently Issued Accounting Pronouncements
In June 2016, the FASB issued ASU
2016-13,
Financial Instruments - Credit Losses (“Topic 326”): Measurement of Credit Losses on Financial Instruments. Topic 326 states the Company will be required to use an expected-loss model for its marketable debt securities, available-for
sale, which requires that credit losses be presented as an allowance rather than as an impairment write-down. Reversals of credit losses (in situations in which the estimate of credit losses declines) is permitted in the reporting period that the change occurs. Current U.S. GAAP prohibits reflecting reversals of credit losses in current period earnings. The amendments in this update are effective for the Company for fiscal years beginning after December 15, 2022. The Company does not expect the amendments to have a material impact on its consolidated financial statements.
In March 2020, the FASB issued ASU
No. 2020-03,
Codification Improvements to Financial Instruments, (“ASU
2020-03”).
ASU
2020-03
improves and clarifies various financial instruments topics, including the current expected credit loss standard (“CECL”). ASU
2020-03
includes seven different issues that describe the areas of improvement and the related amendments to GAAP, intended to make the standards easier to understand and apply by eliminating inconsistencies and providing clarifications. This guidance is effective for the Company for fiscal years beginning after December 15, 2022. The Company is currently assessing the impact of this guidance on its consolidated financial statements.